DERIVATIVES AND HEDGING (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair values of derivative instruments
		June 30,	December 31,
	Balance sheet line item	2025	2024
		(Unaudited)
Derivatives designated as hedging instruments:
Foreign exchange contracts	Prepaid expenses and other current assets	$22,825	$2,984
		22,825	2,984
Derivatives not designated as hedging instruments:
		-	-
Total		$22,825	$2,984

Schedule of income and other comprehensive income
	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Realized gains on Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Amount Excluded from Effectiveness Testing Recognized in Income (Loss)
	Six months ended June 30		Six months ended June 30		Six months ended June 30
	2025	2024	2025	2024	2025	2024
	(Unaudited)
Derivatives designated as hedging instruments:
Foreign exchange contracts	$24,004	$(5,480)	$4,163	$1,667	$(182)	$-
	24,004	(5,480)	4,163	1,667	(182)	-
Derivatives not designated as hedging instruments:
Foreign exchange contracts	-	-	-	-	-	-
Total	$24,004	$(5,480)	$4,163	$1,667	$(182)	$-

(*) Classified in operating expenses in the Condensed Consolidated Statement of Operations.

Schedule of notional amounts of outstanding derivative
	June 30, 2025	December 31, 2024
	(Unaudited)
Derivatives designated as hedging instruments:
Foreign exchange contracts:
NIS	$274,259	$209,487
Total	$274,259	$209,487